Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 10,856	$ 14,023	$ 10,566
Additions based on tax positions related to the current year	594	2,140	1,573
Additions based on tax positions related to prior years	1,748	993	2,208
Settlement with tax authority	0	(2,159)	0
Lapse of applicable statute of limitations	(243)	(4,141)	(324)
Unrecognized tax benefits, end of year	$ 12,955	$ 10,856	$ 14,023